SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Long-lived assets to be disposed of and discontinued operations
Long-lived asset classified as held for sale	$ 0
Disposal group classified as held for sale	0
Nonrecurring fair value measurements | Total losses
Fair value of financial measurements
Property, equipment and software		(1,743,000)
Intangible assets		(2,674,000)
Goodwill		(2,182,000)
Nonrecurring fair value measurements | Total losses | Vimicro Qingdao and Visiondigi
Fair value of financial measurements
Investment in unconsolidated affiliates, at cost (Vimicro Qingdao and Visiondigi)	(1,448,000)
Nonrecurring fair value measurements | Estimated fair value
Fair value of financial measurements
Property, equipment and software		14,266,000
Nonrecurring fair value measurements | Significant Unobservable Inputs (Level 3)
Fair value of financial measurements
Property, equipment and software		$ 14,266,000
Period whose discounted cash flow is considered to calculate fair value of investments	5 years